Trade Receivables (Tables) - Trade receivables [member]	12 Months Ended
Mar. 31, 2022
Statement [LineItems]
Summary of Financial Assets
Trade receivables as of March 31, 2021 and 2022 consist of the following:

	Yen (millions)
	2021	2022

Trade accounts and notes receivable	¥689,347	¥793,022
Other	122,988	112,591
Allowance for impairment losses	(10,521)	(8,845)

Total	¥801,814	¥896,768

Changes in Allowance for Doubtful Accounts
The changes in the allowance for impairment losses on trade receivables for the years ended March 31, 2020, 2021 and 2022 are as follows:

	Yen (millions)
	2020	2021	2022

Balance at beginning of year	¥12,555	¥11,302	¥10,521

Remeasurement	¥589	¥516	¥260
Write-offs	(971)	(1,312)	(2,648)
Exchange differences on translating foreign operations	(871)	15	712

Balance at end of year	¥11,302	¥10,521	¥8,845